RELATED PARTY TRANSACTIONS (Details Textual)	1 Months Ended								1 Months Ended
	Jun. 29, 2014 USD ($)	Jun. 29, 2014 CNY	Sep. 30, 2014 sqm	Sep. 30, 2013 Xi'an Hu County Yuxing Agriculture Technology Development Co., Ltd [Member]	Sep. 30, 2012 Xi'an Hu County Yuxing Agriculture Technology Development Co., Ltd [Member]	Sep. 30, 2011 Xi'an Hu County Yuxing Agriculture Technology Development Co., Ltd [Member]	Sep. 30, 2010 Xi'an Hu County Yuxing Agriculture Technology Development Co., Ltd [Member] USD ($)	Sep. 30, 2010 Xi'an Hu County Yuxing Agriculture Technology Development Co., Ltd [Member] CNY	Jun. 29, 2012 Xi'an Hu County Yuxing Agriculture Technology Development Co., Ltd [Member] New Lease Agreement [Member] USD ($)	Jun. 29, 2012 Xi'an Hu County Yuxing Agriculture Technology Development Co., Ltd [Member] New Lease Agreement [Member] CNY	Jun. 29, 2012 Xi'an Hu County Yuxing Agriculture Technology Development Co., Ltd [Member] Old Lease Agreement [Member] USD ($)	Jun. 29, 2012 Xi'an Hu County Yuxing Agriculture Technology Development Co., Ltd [Member] Old Lease Agreement [Member] CNY
Related Party Transaction [Line Items]
Contract Value							$ 458,000	3,030,000
Revenue To Contract Value Percentage				44.00%	0.00%	30.00%
Operating Leases, Rent Expense	$ 3,977	24,480							$ 1,600	10,800	$ 3,867	24,480
Office Floor Area			184.8